Expense Example, No Redemption - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - FidelitySustainableEmergingMarketsEquityFundFidelitySustainableInternationalEquityFund-AMCIZComboPRO - Fidelity Sustainable International Equity Fund
Dec. 30, 2024 USD ($)
Fidelity Advisor Sustainable International Equity Fund - Class M
Expense Example, No Redemption:
1 Year	$ 502
3 Years	1,067
5 Years	1,705
10 Years	3,417
Fidelity Advisor Sustainable International Equity Fund - Class C
Expense Example, No Redemption:
1 Year	208
3 Years	890
5 Years	1,645
10 Years	3,475
Fidelity Advisor Sustainable International Equity Fund - Class I
Expense Example, No Redemption:
1 Year	107
3 Years	591
5 Years	1,153
10 Years	2,687
Fidelity Advisor Sustainable International Equity Fund - Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	561
5 Years	1,112
10 Years	2,617
Fidelity Advisor Sustainable International Equity Fund - Class A
Expense Example, No Redemption:
1 Year	700
3 Years	1,208
5 Years	1,792
10 Years	$ 3,367